Prior year information comparable to transition period (unaudited) (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] USD ($)
Cash flows from operating activities:
Net Income	10,989	$ 10,809	68,666	(59,171)	(135,275)	(103,755)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Unrealized loss in investment	(55,542)	0	0	(1,946)	548	65,086
Share-based compensation	3,709	729	4,630	9,835	14,833	8,659
Depreciation and amortization	4,442	7,217	45,852	2,985	16,479	15,178
Change in operating assets and liabilities:
Accounts receivable	305,001	16,252	103,247	(21)	47,404	154
Inventories	(31,521)	(5,698)	(36,200)	(54,496)	(34,936)	7,824
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)	2,477
Accounts payable	(89,481)	2,505	15,916	(1,523)	3,939	(1,555)
Changes in other operating assets and liabilities	28,264	(837)	(5,320)	0	0	8,366
Net cash provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)	2,439
Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	165,446	0	(169,646)
Acquisition of property, plant and equipment and other assets	(5,247)	(11,646)	(73,985)	(568)	(3,400)	(184)
Payment for acquisition of Beiao						(663)
Cash disposed of with the P3A disposal	0	0	0	(87,486)	0	(84,617)
Net cash used in investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)	(255,110)
Cash flows from financing activities:
Proceeds from short-term borrowings	884,848	17,147	103,215	119,209	8,750	122,236
Net cash used in financing activities.	336,063	(43,167)	(274,248)	(76,396)	(2,026)	122,236
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)	(2,498)
Net decrease in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)	(132,933)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767	737,825	604,892
Cash and cash equivalents at the end of period	93,771	$ 25,955	164,890	358,228	737,825	604,892	$ 604,892